LEASES (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Right of use assets	€ 2,021
Right of use assets	1,786	€ 2,021
Accumulated depreciation	2,021	1,957
Accumulated depreciation Additions	(235)	63
Accumulated depreciation Derecognitions
Accumulated depreciation	1,786	2,021
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use assets	2,770	2,200
Additions	66	570
Derecognitions
Right of use assets	2,836	2,770
Accumulated depreciation	(749)	(243)
Accumulated depreciation Additions	(301) [1]	(506)
Accumulated depreciation Derecognitions
Accumulated depreciation	(1,050)	(749)
Total Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use assets	2,770	2,200
Additions	66	570
Derecognitions
Right of use assets	2,836	2,770
Accumulated depreciation	(749)	(243)
Accumulated depreciation Derecognitions
Accumulated depreciation	€ (1,050)	€ (749)

[1]	The difference between the depreciation expense disclosed in Note 4 and Note 11 arises from using different FX rates: period-end rates or balance sheet and average rates for income statement.